SCHEDULE OF SELLING AND MARKETING (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Selling And Marketing Expenses
Salaries and related expenses	$ 1,069,000	$ 1,219,000	$ 2,792,000	$ 2,808,000
Advertising and marketing	140,000	68,000	351,000	502,000
Travel and conferences	180,000	81,000	484,000	160,000
Total	$ 1,389,221	$ 1,367,546	$ 3,627,449	$ 3,469,952